UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-10085
                                                      ---------


                   Hillman Capital Management Investment Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------


                     Date of reporting period: June 30, 2005
                                               -------------

Item 1.  SCHEDULE OF INVESTMENTS

The Hillman Aggressive Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                               Market Value                                                           Market Value
                                      Shares     (Note 1)                                               Shares         (Note 1)
-----------------------------------------------------------    --------------------------------------------------------------------

COMMON STOCK - 97.71%                                          Telecommunications - 19.09%
                                                               *   Corning Inc.                         140,100       $  2,328,462
Aerospace/Defense - 11.04%                                         Motorola, Inc.                       143,900          2,627,614
     Goodrich Corporation             63,300   $ 2,592,768         SBC Communications Inc.               97,700          2,320,375
     The Boeing Corporation           47,400     3,128,400         Verizon Communications Inc.           75,800          2,618,890
                                              ------------                                                            ------------
                                                 5,721,168                                                               9,895,341
                                              ------------                                                            ------------
Commercial Services - 4.69%                                    Transportation - 5.97%
     Cendant Corp.                   108,600     2,429,382         FedEx Corp.                           38,200          3,094,582
                                              ------------                                                            ------------

Computers - 9.37%                                              Total Common Stock (Cost $45,254,257)                    50,643,301
*    EMC Corp.                       174,600     2,393,766                                                           -------------
     Hewlett-Packard Company         104,700     2,461,497
                                              ------------     PRIVATE INVESTMENT COMPANY - 0.92%
                                                 4,855,263      (B)  Pamlico Enchanced Cash Trust
Electric - 4.97%                              ------------        (Cost $478,040)                       478,040            478,040
     American Electric Power                                                                                         -------------
        Company Inc.                  69,900     2,577,213
                                              ------------     Total Investments (Cost $45,732,297) - 98.63%       $    51,121,341
Food - 5.07%                                                   Other Assets Less Liabilities - 1.37%                       707,756
     Whole Foods Market Inc.          22,200     2,626,260                                                         ---------------
                                              ------------     Net Assets - 100.00%                                $    51,829,097
                                                                                                                   ===============
Healthcare - Services - 9.27%
     Aetna Inc.                       29,200     2,418,344
*    Laboratory Corporation of                                 Aggregate  cost for federal  income tax  purposes is  $45,741,913.
        America Holdings              47,800     2,385,220     Unrealized  appreciation/(depreciation) of investments for federal
                                              ------------     income tax purposes is as follows:
                                                 4,803,564
                                              ------------
Home Builders - 5.15%
     D.R. Horton, Inc.                71,000     2,670,310     Aggregate gross unrealized appreciation             $     5,675,812
                                              ------------
                                                               Aggregate gross unrealized depreciation             $      (296,384)
Miscellaneous Manufacturer - 4.70%
     General Electric Company         70,400     2,439,360     Net unrealized appreciation                         $     5,379,428
                                             -------------                                                         ===============

Real Estate Investment Trust - 9.13                             *  Non-income producing investment.
     Equity Office Properties Trust   72,400     2,396,440      (B)Restricted  security - A restricted  security  cannot be resold
     Host Marriott Corporation       133,500     2,336,250         to the general  public  without  prior  registration  under the
                                             --------------        Securities  Act  of  1933.  Restricted  securities  are  valued
                                                 4,732,690         according to the guidelines and procedures adopted by the Board
                                             --------------        of Trustees. The Fund currently holds 478,040 shares of Pamlico
Retail - 4.60%                                                     Enhanced  Cash  Trust at a cost of  $478,040.  The sale of this
     Outback Steakhouse, Inc.         52,700     2,384,148         investment   has  been   restricted  and  has  been  valued  in
                                             --------------        accordance  with  the  guidelines   adopted  by  the  Board  of
                                                                   Trustees.  The total  fair value of this  security  at June 30,
Semiconductors - 4.66%                                             2005 is $478,040,  which  represents  0.92% of net assets.  See
     Texas Instruments Inc.           86,000     2,414,020         Note 2 for additional  information  about  restricted  security
                                             --------------        transactions.






                                                                                                                        (Continued)

The Hillman Aggressive Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------    --------------------------------------------------------------------

Note 1 - Investment Valuation                                   Summary of Investments by Industry
   The  Fund's  investments  in  securities  are  carried at                                             % of Net
   value.  Securities  listed on an  exchange or quoted on a                                              Assets            Value
   national market system are valued at the last sales price    --------------------------------------------------------------------
   as of 4:00 p.m. Eastern Time. Other securities  traded in    Aerospace/Defense                         11.04%        $ 5,721,168
   the  over-the-counter  market and listed  securities  for    Commercial Services                        4.69%          2,429,382
   which no sale was reported on that date are valued at the    Computers                                  9.37%          4,855,263
   most  recent bid price.  Securities  and assets for which    Electric                                   4.97%          2,577,213
   representative   market   quotations   are  not   readily    Food                                       5.07%          2,626,260
   available  (e.g.,  if the exchange on which the portfolio    Healthcare - Services                      9.27%          4,803,564
   security is principally traded closes early or if trading    Home Builders                              5.15%          2,670,310
   of the particular portfolio security is halted during the    Miscellaneous Manufacturer                 4.70%          2,439,360
   day and does not  resume  prior to the  Fund's  net asset    Private Investment Company                 0.92%            478,040
   value  calculation) or which cannot be accurately  valued    Real Estate Investment Trust               9.13%          4,732,690
   using the Fund's normal pricing  procedures are valued at    Retail                                     4.60%          2,384,148
   fair value as  determined  in good faith  under  policies    Semiconductors                             4.66%          2,414,020
   approved by the Trustees.  A portfolio  security's  "fair    Telecommunications                        19.09%          9,895,341
   value" price may differ from the price next available for    Transportation                             5.97%          3,094,582
   that  portfolio  security using the Fund's normal pricing    -------------------------------------------------------------------
   procedures.  Instruments  with  maturities  of 60 days or    Total                                     98.63%       $ 51,121,341
   less are valued at  amortized  cost,  which  approximates
   market value.

Note 2 - Restricted Security Transactions
   Although  Pamlico Enhanced Cash Trust  ("Pamlico")  meets
   the  definition  of a  restricted  security as defined in
   Reg.  ss.210.6-03 (f) of Regulation S-X of the Securities
   and Exchange Commission,  the Board has determined that a
   restricted  security,   as  indicated  as  a  fundamental
   limitation of the Fund,  must also be illiquid  (i.e. the
   fund  cannot  reasonably  expect to receive the amount at
   which it values the security within seven days).  Pamlico
   is  designed as an  overnight  sweep  instrument  for the
   funds  and as  such,  investments  in this  security  are
   available on demand.


Subsequent Event
   Please note that  effective  July 15,  2005,  The Hillman
   Aggressive  Equity  Fund  will be  known  as The  Hillman
   Focused Advantage Fund.

THE HILLMAN TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of June 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                    Shares or  Market Value                                            Shares or    Market Value
                                    Principal    (Note 1)                                              Principal      (Note 1)
-----------------------------------------------------------   ---------------------------------------------------------------------

COMMON STOCKS - 81.48%                                        Home Builders - 2.26%
                                                                  D.R. Horton, Inc.                      12,000          $ 451,320
                                                                                                                      ------------
Aerospace/Defense - 3.59%
     Goodrich Corporation              8,300  $    339,968    Leisure Time - 2.24%
     The Boeing Corporation            5,700       376,200        Harley-Davidson, Inc.                   9,000            446,400
                                              ------------                                                            ------------
                                                   716,168
                                              ------------
Apparel - 1.61%                                               Media - 2.62%
     Nike, Inc.                        3,700       320,420    * Time Warner Inc.                         15,000            250,650
                                              ------------      Walt Disney Company                      10,800            271,944
                                                                                                                      ------------
                                                                                                                           522,594
Biotechnology - 1.73%                                                                                                ------------
*    Amgen, Inc.                       5,700       344,622    Miscellaneous Manufacturing - 2.64%
                                              ------------        3M Co.                                  3,400            245,820
                                                                  General Electric Company                8,100            280,665
Chemicals - 1.14%                                                                                                     ------------
     El Du Pont de Nemours & Co.       5,300       227,953                                                                 526,485
                                              ------------                                                            ------------

                                                              Pharmaceuticals - 3.40%
Commercial Services - 1.66%                                       Merck & Co. Inc.                       11,000            338,800
     Cendant Corp.                    14,800       331,076        Pfizer Inc.                            12,300            339,234
                                              ------------                                                            ------------
                                                                                                                           678,034
                                                                                                                      ------------
Computers - 3.40%                                             Real Estate Investment Trusts - 8.95%
*    EMC Corp.                        19,100       261,861        Apartment Investment &
     Hewlett-Packard Company          17,700       416,127           Management Company                   9,200            376,464
                                              ------------        Correctional Properties Trust           9,400            266,020
                                                   677,988        Equity Office Properties Trust         10,900            360,790
                                              ------------        Equity Residential                     10,300            379,246
Electric - 3.01%                                                  Host Marriott Corporation              23,000            402,500
     American Electric Power                                                                                          ------------
        Company Inc.                   8,600       317,082                                                               1,785,020
     The Southern Company              8,200       284,294                                                            ------------
                                              ------------
                                                   601,376    Retail - 12.37%
                                              ------------    *   Brinker International, Inc.             7,300            292,365
                                                                  Home Depot, Inc.                        6,100            237,290
Financial Services - 2.90%                                        McDonald's Corporation                  8,600            238,650
     Allied Capital Corporation       19,900       579,289        Outback Steakhouse, Inc.                7,300            330,252
                                              ------------        Staples, Inc.                          15,450            329,394
                                                              *   Starbucks Corporation                   8,000            413,280
Food - 5.82%                                                      Wal-Mart Stores, Inc.                   6,500            313,300
     Campbell Soup Company             8,600       264,622        Wendy's International, Inc.             6,600            314,490
     HJ Heinz Company                  6,900       244,398                                                            ------------
     Kellogg Company                   5,900       262,196                                                               2,469,021
     Whole Foods Market Inc.           3,300       390,390                                                            ------------
                                              ------------
                                                 1,161,606
                                              ------------
Hand/Machine Tools - 2.16%                                    Semiconductors - 1.97%
     Black & Decker Corporation        4,800       431,280        Texas Instruments
                                              ------------            Incorporated                       14,000            392,980
                                                                                                                      ------------
Healthcare - Products - 1.63%
     Johnson & Johnson                 5,000       325,000    Software - 1.49%
                                              ------------        Microsoft Corporation                  12,000            298,080
                                                                                                                ------------------
Healthcare - Services - 5.05%
     Aetna Inc.                        8,000       662,560
*    Laboratory Corp. of
        America Holdings               6,900       344,310
                                              ------------
                                                 1,006,870                                                             (Continued)
                                              ------------

THE HILLMAN TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of June 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                    Shares or  Market Value                                            Shares or    Market Value
                                    Principal    (Note 1)                                              Principal      (Note 1)
-----------------------------------------------------------   ---------------------------------------------------------------------

COMMON STOCKS - (Continued)                                   U.S. GOVERNMENT OBLIGATIONS - 2.69%
                                                                United States Treasury Note
Telecommunications - 7.40%                                         6.875 %, 05/15/2006                 $ 50,000       $     51,434
*    Corning Incorporated             37,400  $    621,588      United States Treasury Note
     Motorola, Inc.                   18,500       337,810         2.625 %, 05/15/2008                  500,000            485,879
     SBC Communications Inc.          11,200       266,000
     Verizon Communications Inc.       7,300       252,215    Total U.S. Government Obligations
                                              ------------        (Cost $548,792)                                          537,313
                                                 1,477,613                                                            ------------
                                              ------------
Transportation - 2.44%
     FedEx Corp.                       6,000       486,060    Total Investments (Cost $16,295,032) - 99.25%           $ 19,803,134
                                              ------------    Other Assets less Liabilities - 0.75%                        148,971
                                                                                                                      ------------

Total Common Stocks (Cost $12,696,440)          16,257,255
                                              ------------
                                                              Net Assets - 100.00%                                    $ 19,952,105
                                                                                                                      ============
MUTUAL FUND - 2.27%
     Van Kampen Investment Grade                              *  Non-income producing investment.
        Municipal Trust               50,000       452,500
        (Cost 445,515)                        ------------    (B)Restricted  security - A restricted  security  cannot be resold to the general  public  without  prior  registration  under the
                                                                 Securities  Act  of  1933.  Restricted  securities  are  valued
MONEY MARKET FUND - 1.95%                                        according to the guidelines and procedures adopted by the Board
     Merrimac Cash Series Trust      389,514       389,514       of Trustees. The Fund currently holds 897,629 shares of Pamlico
        (Cost $389,514)                       ------------       Enhanced  Cash  Trust at a cost of  $897,629.  The sale of this
                                                                 investment   has  been   restricted  and  has  been  valued  in
                                                                 accordance  with  the  guidelines   adopted  by  the  Board  of
PRIVATE INVESTMENT COMPANY - 4.50%                               Trustees.  The total  fair value of this  security  at June 30,
 (B)   Pamlico Enchanced Cash Trust  897,629       897,629       2005 is $897,629, which represents 4.50% of net assets.
        (Cost 897,629)                        ------------


CORPORATE BONDS - 6.36%
     DaimlerChrysler NA Holding Corp.
        8.50 %, 01/18/2031           140,000       177,366
     Ford Motor Credit Co.                                    Aggregate  cost for federal  income tax  purposes is  $16,293,425.
        6.875 %, 02/01/2006          420,000       424,198    Unrealized  appreciation/(depreciation) of investments for federal
     General Motors Acceptance Corp.                          income tax purposes is as follows:
        7.50 %, 07/15/2005           200,000       200,086
     Merrill Lynch & Co Inc. Zero Coupon                      Aggregate gross unrealized appreciation                 $  3,924,354
        0.00 %, 03/20/2028            40,000         8,523    Aggregate gross unrealized depreciation                     (414,645)
     Toys R US Inc.
        7.625 %, 08/2011             500,000       458,750    Net unrealized appreciation                             $  3,509,709
                                                                                                                      ============

Total Corporate Bonds (Cost $1,317,142)          1,268,923
                                              ------------







                                                                                                                      (Continued)

THE HILLMAN TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------   ---------------------------------------------------------------------

Note 1                                                         Summary of Investments by Industry
The Fund's  investments  in securities are carried at value.                                            % of Net
Securities  listed on an  exchange  or quoted on a  national                                             Asset              Value
market  system are valued at the last sales price as of 4:00   ---------------------------------------------------------------------
p.m.   Eastern  Time.   Other   securities   traded  in  the   Aerospace/Defense                           3.59%          $ 716,168
over-the-counter  market and listed  securities for which no   Apparel                                     1.61%            320,420
sale was reported on that date are valued at the most recent   Biotechnology                               1.73%            344,622
bid price.  Securities  and assets for which  representative   Chemicals                                   1.14%            227,953
market  quotations are not readily  available  (e.g., if the   Commercial Services                         1.66%            331,076
exchange  on which the  portfolio  security  is  principally   Computers                                   3.40%            677,988
traded  closes  early  or  if  trading  of  the   particular   Corporate Bonds                             6.36%          1,268,923
portfolio  security  is halted  during  the day and does not   Electric                                    3.01%            601,376
resume prior to the Fund's net asset value  calculation)  or   Financial Services                          2.90%            579,289
which cannot be  accurately  valued using the Fund's  normal   Food                                        5.82%          1,161,606
pricing procedures are valued at fair value as determined in   Hand/Machine Tools                          2.16%            431,280
good  faith  under  policies  approved  by the  Trustees.  A   Healthcare - Products                       1.63%            325,000
portfolio  security's "fair value" price may differ from the   Healthcare - Services                       5.05%          1,006,870
price next available for that  portfolio  security using the   Home Builderss                              2.26%            451,320
Fund's   normal   pricing   procedures.   Instruments   with   Leisure Time                                2.24%            446,400
maturities of 60 days or less are valued at amortized  cost,   Media                                       2.62%            522,594
which approximates market value.                               Miscellaneous Manufacturing                 2.64%            526,485
                                                               Money Market Fund                           1.95%            389,514
                                                               Mutual Fund                                 2.27%            452,500
                                                               Pharmaceuticals                             3.40%            678,034
                                                               Private Investment Company                  4.50%            897,629
                                                               Real Estate Investment Trusts               8.95%          1,785,020
                                                               Retail                                     12.37%          2,469,021
                                                               Semiconductors                              1.97%            392,980
                                                               Software                                    1.49%            298,080
                                                               Telecommunications                          7.40%          1,477,613
                                                               Transportation                              2.44%            486,060
                                                               U.S. Treasury Notes                         2.69%            537,313
                                                               ---------------------------------------------------------------------
                                                               Total                                      99.25%       $ 19,803,134



Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)     /s/ Mark A. Hillman
                              _____________________________________
                              Mark A. Hillman, Trustee, President and Principal
                              Executive Officer

Date: August 23, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ Mark A. Hillman
                              _____________________________________
                              Mark A. Hillman, Trustee, President and Principal
                              Executive Officer

Date: August 23, 2005




By:  (Signature and Title)    /s/ Fletcher D. Perkins
                              _____________________________________
                              Fletcher D. Perkins, Treasurer and Principal
                              Financial Officer

Date: August 23, 2005